Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Brazil ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.8%
Embraer SA(a)	6,520,318	$62,311,908
Banks — 13.1%
Banco Bradesco SA	14,593,380	26,873,861
Banco do Brasil SA	17,714,769	72,398,313
Inter & Co. Inc., Class A, NVS	1,987,298	9,181,317
NU Holdings Ltd./Cayman Islands, Class A(a)(b)	27,622,675	346,112,118
		454,565,609
Beverages — 2.9%
Ambev SA	48,375,593	101,385,492
Capital Markets — 5.6%
B3 SA - Brasil Bolsa Balcao	56,462,432	86,240,153
Banco BTG Pactual SA	12,242,458	61,082,068
XP Inc., Class A	3,414,128	46,227,293
		193,549,514
Consumer Staples Distribution & Retail — 1.5%
Raia Drogasil SA	13,498,007	53,594,500
Containers & Packaging — 0.9%
Klabin SA	9,140,952	33,058,622
Diversified Telecommunication Services — 1.1%
Telefonica Brasil SA	4,503,750	36,880,030
Electric Utilities — 4.7%
Centrais Eletricas Brasileiras SA	12,496,352	70,801,861
CPFL Energia SA	2,592,119	14,104,836
Energisa SA	2,408,096	15,909,091
Equatorial Energia SA	12,136,091	61,176,645
		161,992,433
Electrical Equipment — 4.4%
WEG SA	16,979,430	151,739,122
Financial Services — 0.6%
StoneCo Ltd., Class A(a)	2,038,206	19,322,193
Food Products — 2.1%
BRF SA	5,010,755	20,561,684
JBS SA	8,277,487	50,874,463
		71,436,147
Ground Transportation — 2.9%
Localiza Rent a Car SA	9,607,915	58,700,132
Rumo SA	13,752,815	43,931,842
		102,631,974
Health Care Providers & Services — 1.6%
Hapvida Participacoes e Investimentos SA(a)(c)	53,265,161	23,371,231
Rede D'Or Sao Luiz SA(c)	7,028,165	31,176,327
		54,547,558
Independent Power and Renewable Electricity Producers — 0.4%
Engie Brasil Energia SA	2,506,050	15,764,857
Insurance — 1.6%
BB Seguridade Participacoes SA	7,526,777	41,882,146
Caixa Seguridade Participacoes S/A	5,522,108	13,133,454
		55,015,600
Metals & Mining — 9.9%
Cia. Siderurgica Nacional SA	8,455,963	15,529,582
Vale SA	33,385,247	327,981,976
		343,511,558
Security	Shares	Value
Oil, Gas & Consumable Fuels — 10.4%
Cosan SA	13,449,850	$22,219,703
Petroleo Brasileiro SA	36,287,828	258,733,517
PRIO SA	8,385,066	55,591,059
Ultrapar Participacoes SA	8,105,319	23,682,274
		360,226,553
Paper & Forest Products — 2.4%
Suzano SA	8,125,240	83,928,943
Personal Care Products — 0.7%
Natura & Co. Holding SA	10,530,248	23,696,908
Pharmaceuticals — 0.4%
Hypera SA	4,450,383	14,312,410
Software — 0.7%
TOTVS SA	5,221,532	23,682,956
Specialty Retail — 1.0%
Vibra Energia SA	10,791,684	36,678,955
Transportation Infrastructure — 0.6%
CCR SA	11,659,414	21,141,505
Water Utilities — 2.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4,605,281	70,164,557
Wireless Telecommunication Services — 0.7%
TIM SA/Brazil	9,595,295	24,718,633
Total Common Stocks — 74.0% (Cost: $1,987,185,766)		2,569,858,537
Preferred Stocks
Banks — 12.8%
Banco Bradesco SA, Preference Shares, NVS	51,333,496	107,584,660
Itau Unibanco Holding SA, Preference Shares, NVS	47,381,374	255,066,265
Itausa SA, Preference Shares, NVS	50,843,416	82,051,850
		444,702,775
Electric Utilities — 2.0%
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	2,845,016	18,261,288
Cia Energetica de Minas Gerais, Preference Shares, NVS	19,740,964	38,485,824
Cia Paranaense de Energia - Copel, Preference Shares, NVS	8,977,871	14,488,620
		71,235,732
Metals & Mining — 1.5%
Gerdau SA, Preference Shares, NVS	14,953,366	50,401,254
Oil, Gas & Consumable Fuels — 8.2%
Petroleo Brasileiro SA, Preference Shares, NVS	43,808,965	285,273,775
Total Preferred Stocks — 24.5% (Cost: $555,621,896)		851,613,536
Total Long-Term Investments — 98.5% (Cost: $2,542,807,662)		3,421,472,073
Short-Term Securities
Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(d)(e)(f)	47,084,829	47,108,371

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Brazil ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(d)(e)	13,840,000	$13,840,000
Total Short-Term Securities — 1.8% (Cost: $60,953,878)		60,948,371
Total Investments — 100.3% (Cost: $2,603,761,540)		3,482,420,444
Liabilities in Excess of Other Assets — (0.3)%		(8,991,382)
Net Assets — 100.0%		$3,473,429,062

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$47,116,034 (a)	$—	$(2,156)	$(5,507)	$47,108,371	47,084,829	$25,111 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	15,410,000	—	(1,570,000)(a)	—	—	13,840,000	13,840,000	123,274	—
				$(2,156)	$(5,507)	$60,948,371		$148,385	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Brazil Index	1,049	12/20/24	$50,761	$(8,539,391)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Brazil ETF

Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,569,858,537	$—	$—	$2,569,858,537
Preferred Stocks	851,613,536	—	—	851,613,536
Short-Term Securities
Money Market Funds	60,948,371	—	—	60,948,371
	$3,482,420,444	$—	$—	$3,482,420,444
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(8,539,391)	$—	$—	$(8,539,391)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares